Annual Fund Operating Expenses ((Redwood Fund))	0 Months Ended
	Jun. 26, 2014
(Redwood Fund - Class A) | Class A
Operating Expenses:
Management fee	1.10%
Distribution and service (Rule 12b-1) fees	0.30%
Other expenses	0.24%	[1]
Total annual fund operating expenses	1.64%
(Redwood Fund - Class I) | Class I
Operating Expenses:
Management fee	1.10%
Other expenses	0.23%	[2]
Total annual fund operating expenses	1.33%
(Redwood Fund - Class R6) | Class R6
Operating Expenses:
Management fee	1.10%
Other expenses	0.13%	[3]
Total annual fund operating expenses	1.23%
Contractual expense reimbursement	(0.02%)	[4]
Total annual fund operating expenses after expense reimbursements	1.21%

[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class A shares.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[3]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[4]	The advisor has contractually agreed to waive and/or reimburse all transfer agency fees and service fees, as applicable, for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.